CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Singlepoint Inc. stockholders	$ (4,749,073)	$ (2,140,219)	$ (5,373,015)	$ (4,033,717)
Adjustments to reconcile net loss to net cash used in operating activities
Loss attributable to non-controlling interests	(201,189)	(365,065)	(390,932)	(410,788)
Common stock issued for services and closing costs	1,111,038	53,867
Bad Debt Expense	105,040	0
Depreciation	85,503	28,883	44,763	57,764
Amortization of intangibles	83,094	7,260	14,520	23,595
Amortization of debt discounts	348,453	0	0	2,174,273
Amortization of deferred compensation	30,187	0	105,652	0
(Gain) loss on change in fair value of equity securities	0	41,627	76,627	(1,552,249)
Goodwill impairment charge	28,005	0	680,772	0
(Gain) loss on debt settlement	0	151,727	(513,909)	41,262
Changes in operating assets and liabilities:
Accounts receivable	(222,944)	(297,539)	(87,395)	45,860
Prepaid expenses	(139,364)	(100,952)	(36,013)	19,593
Inventory	(109,071)	(68,180)	(70,250)	11,207
Contract Asset	(7,311)	0
Accounts payable	935,068	395,045	(13,546)	77,423
Accrued expenses	297,527	110,305	151,597	886,196
Unearned Revenue	560,595	0
NET CASH USED IN OPERATING ACTIVITIES	(1,844,442)	(2,183,241)	(4,831,629)	(1,955,379)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	(1,283,613)	0
Cash paid for acquisition related expenses	0	(25,000)	25,000
Cash paid for property, plant and equipment	(71,966)	(16,120)	(19,700)	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,355,579)	(41,120)	(44,700)	25,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	499,271	0	540,899	812,576
Proceeds from advances from related party	93,627	211,397	234,824	403,791
Proceeds from long-term notes payable			1,500,000	150,000
Proceeds from notes payable	0	311,070	311,070	372,232
Proceeds from issuance of convertible notes	3,777,500	0	0	320,500
Payments on advances to related party	(145,000)	(8,295)	(64,569)	0
Payments on convertible notes payable	0	(75,000)	(75,000)	(389,638)
Payments on capital lease obligations	(64,388)	(32,177)	(51,365)	(58,737)
Payments on notes payable	(250,000)	(286,518)	(286,518)	0
Proceeds from sale of preferred stock - Class B			0	408,000
Proceeds from sale of preferred stock - Class C	0	760,000	760,000	0
Proceeds from sale of preferred stock - Class D	0	2,000,000	2,000,000	0
Proceeds from sale of preferred stock - Class E	1,488,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,399,010	2,880,477	4,869,341	2,018,724
NET CHANGE IN CASH	2,198,989	656,116	(6,988)	88,345
Cash at beginning of period	191,485	198,473	198,473	110,128
Cash at end of period	2,390,474	854,589	191,485	198,473
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	32,669	0	20,853	0
Income tax paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration given for acquisitions through issuance of common stock and notes payable	2,422,836	550,000	511,706	0
Original issue discount from issuance of notes payable	1,523,198	0	0	39,500
Common stock issued for conversion of debt and accrued interest	45,277	0	3,172,918	778,657
Conversion of preferred stock to common stock	24	100	282	4,000
Inventory transferred to Related Party for Note Receivable	0	63,456	63,456	0
Investment in Jacksam transferred for reduction in Related Party debt	0	547,010	547,010	218,874
Non-cash portion of termination agreement removing accrued compensation and Related Party debt in exchange for stock and new Related Party note	0	1,120,852	1,234,052	0
Deferred stock compensation recognized for acquisitions	0	450,000	450,000	0
Discount recognized on deferred stock compensation for acquisitions	$ 0	$ 110,402	110,402	0
Common stock issued for accrued interest			0	15,420
Recognition of debt discount attributable to derivative liability			0	984,801
Derivative liability settlements			0	3,052,437
Derivative liability recognized from convertible debt			0	1,133,240
Derivative liability in excess of face value				149,213
Preferred stock issued for services			0	555,000
Common Stock issued for Warrants			416,444	0
Common stock issued for services			146,283	149,200
Amortization of debt discounts			$ 16,772	2,174,273
Cash received for return on investment				$ 25,000